Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE SECURITIES TRUST | Deutsche Communications Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE SECURITIES TRUST | Deutsche Enhanced Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE SECURITIES TRUST | Deutsche Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE SECURITIES TRUST | Deutsche Gold & Precious Metals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE SECURITIES TRUST | Deutsche Health and Wellness Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE SECURITIES TRUST | Deutsche MLP & Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE SECURITIES TRUST | Deutsche Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE SECURITIES TRUST | Deutsche Real Estate Securities Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE SECURITIES TRUST | Deutsche Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche CROCI International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche Emerging Markets Frontier Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche Latin America Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE INTERNATIONAL FUND, INC. | Deutsche World Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE INVESTMENT TRUST | Deutsche Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE INVESTMENT TRUST | Deutsche Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE INCOME TRUST | Deutsche Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE INCOME TRUST | Deutsche High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche Enhanced Emerging Markets Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche Enhanced Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE GLOBAL/INTERNATIONAL FUND, INC. | Deutsche Global Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE VALUE SERIES, INC | Deutsche Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.
DEUTSCHE INSTITUTIONAL FUNDS | Deutsche EAFE Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dst_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Communications Fund
Deutsche CROCI® International Fund
Deutsche EAFE® Equity Index Fund
Deutsche Emerging Markets Equity Fund
Deutsche Emerging Markets Frontier Fund
Deutsche Enhanced Commodity Strategy      Fund
Deutsche Enhanced Emerging Markets Fixed     Income Fund
Deutsche Enhanced Global Bond Fund

Deutsche European Equity Fund
Deutsche Global Equity Fund
Deutsche Global Growth Fund
Deutsche Global High Income Fund
Deutsche Global Infrastructure Fund
Deutsche Global Real Estate Securities Fund
Deutsche Global Small Cap Fund
Deutsche Gold & Precious Metals Fund
Deutsche Health and Wellness Fund
Deutsche High Income Fund

Deutsche Latin America Equity Fund
Deutsche MLP & Energy Infrastructure Fund
Deutsche Real Estate Securities Fund
Deutsche Real Estate Securities Income Fund
Deutsche Science and Technology Fund
Deutsche Small Cap Core Fund
Deutsche Small Cap Growth Fund
Deutsche Small Cap Value Fund
Deutsche World Dividend Fund

The above-referenced funds will no longer impose a redemption fee beginning February 1, 2017.